Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,474,483.06

Principal:
Principal Collections	$17,472,584.57
Prepayments in Full	$8,524,594.28
Liquidation Proceeds	$349,895.32
Recoveries	$98,714.96
Sub Total	$26,445,789.13
Collections	$27,920,272.19

Purchase Amounts:
Purchase Amounts Related to Principal	$121,443.64
Purchase Amounts Related to Interest	$264.00
Sub Total	$121,707.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,041,979.83

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,041,979.83
Servicing Fee	$600,877.90	$600,877.90	$0.00	$0.00	$27,441,101.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,441,101.93
Interest - Class A-2 Notes	$76,539.52	$76,539.52	$0.00	$0.00	$27,364,562.41
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$26,976,035.91
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$26,852,483.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,852,483.91
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$26,802,250.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,802,250.91
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$26,764,765.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,764,765.24
Regular Principal Payment	$23,865,884.35	$23,865,884.35	$0.00	$0.00	$2,898,880.89
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,898,880.89
Residual Released to Depositor	$0.00	$2,898,880.89	$0.00	$0.00	$0.00

Total		$28,041,979.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,865,884.35
Total					$23,865,884.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$23,865,884.35	$66.03	$76,539.52	$0.21	$23,942,423.87	$66.24
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$23,865,884.35	$22.67	$676,336.69	$0.64	$24,542,221.04	$23.31

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$125,818,394.25	0.3481224	$101,952,509.90	0.2820887
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$634,858,394.25	0.6031049	$610,992,509.90	0.5804327

Pool Information
Weighted Average APR	2.526%	2.525%
Weighted Average Remaining Term	45.95	45.12
Number of Receivables Outstanding	26,947	26,422
Pool Balance	$721,053,484.66	$694,375,886.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$664,095,736.66	$639,829,688.34
Pool Factor	0.6290877	0.6058127

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$54,546,198.35
Targeted Overcollateralization Amount	$83,383,376.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,383,376.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		31	$209,080.16
(Recoveries)		14	$98,714.96
Net Loss for Current Collection Period			$110,365.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1837%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1889%
Second Prior Collection Period			0.1340%
Prior Collection Period			0.4113%
Current Collection Period			0.1871%
Four Month Average (Current and Prior Three Collection Periods)			0.2303%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		475	$1,913,861.68
(Cumulative Recoveries)			$282,206.86
Cumulative Net Loss for All Collection Periods			$1,631,654.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1424%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,029.18
Average Net Loss for Receivables that have experienced a Realized Loss			$3,435.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.70%	147	$4,878,695.46
61-90 Days Delinquent	0.11%	22	$772,644.58
91-120 Days Delinquent	0.02%	3	$122,362.34
Over 120 Days Delinquent	0.02%	5	$130,827.59
Total Delinquent Receivables	0.85%	177	$5,904,529.97

Repossession Inventory:
Repossessed in the Current Collection Period		9	$314,205.45
Total Repossessed Inventory		15	$522,850.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1422%
Prior Collection Period			0.1484%
Current Collection Period			0.1135%
Three Month Average			0.1347%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1477%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	72	$2,491,568.76
2 Months Extended	81	$2,816,941.60
3+ Months Extended	12	$306,906.99

Total Receivables Extended	165	$5,615,417.35
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer